Debt - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELX Capital Inc.
Disclosure of detailed information about borrowings
Proportion of ownership interest in subsidiary	100.00%
Financial liabilities measured at amortised cost (excluding lease liabilities)
Disclosure of detailed information about borrowings
Fair value of debt	£ 3,451	£ 3,746
Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Fair value of debt	2,688	2,268
Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Fair value of debt	£ 257	£ 255